Main items related to operating activities - Cash flow from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detail of interest, taxes and dividends
Interests paid	$ (1,818)	$ (1,305)	$ (1,028)
Interests received	164	82	90
Income tax paid	(5,024)	(4,013)	(2,892)
Dividends received	2,456	2,219	1,702
Detail of changes in working capital
Inventories	1,430	(476)	(2,475)
Accounts receivable	(1,461)	(1,897)	(1,916)
Other current assets	(364)	1,274	185
Accounts payable	(822)	2,339	2,546
Other creditors and accrued liabilities	1,986	(413)	541
Net amount, Decrease (Increase)	769	827	(1,119)
Detail of changes in provisions and deferred taxes
Accruals	(432)	3	382
Deferred taxes	(455)	(387)	(1,941)
Total	$ (887)	$ (384)	$ (1,559)